UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

November 30, 2004 Vanguard Consumer Discretionary Index Fund	Shares	Market Value (000)
COMMON STOCKS (99.7%)

Advertising Agencies (1.9%)
Omnicom Group Inc.	2,396	$ 194
*Interpublic Group of Cos., Inc.	5,340	66
*Lamar Advertising Co. Class A	1,004	40
*Valassis Communications, Inc.	582	20
Harte-Hanks, Inc.	702	18
ADVO, Inc.	492	17
*R.H. Donnelley Corp.	307	17
Catalina Marketing Corp.	516	15
Grey Global Group Inc.	9	10

		397

Auto Parts—Aftermarket (0.6%)
Genuine Parts Co.	2,180	95
*TBC Corp.	352	9
*Keystone Automotive Industries, Inc.	272	6
*TRW Automotive Holdings Corp.	300	6
Superior Industries International, Inc.	181	5
*Aftermarket Technology Corp.	261	4

		125

Auto Parts—Original Equipment (1.1%)
Delphi Corp.	6,476	58
Lear Corp.	787	46
BorgWarner, Inc.	620	31
Dana Corp.	1,848	30
ArvinMeritor, Inc.	892	20
American Axle & Manufacturing Holdings, Inc.	486	14
Visteon Corp.	1,612	14
*Tenneco Automotive, Inc.	572	9
*Hayes Lemmerz International, Inc.	556	4
*Stoneridge, Inc.	260	4
*Strattec Security Corp.	44	3
*Tower Automotive, Inc.	852	2
*Collins & Aikman Corp.	368	1

		236

Auto Trucks & Parts (0.2%)
Gentex Corp.	855	28
Modine Manufacturing Co.	459	15

		43

Automobiles (2.7%)
Ford Motor Co.	22,260	316
General Motors Corp.	6,548	253

		569

Building Materials
Building Materials Holding Corp.	252	9

Cable Television Services (2.6%)
Liberty Media Corp.	32,214	333
*EchoStar Communications Corp. Class A	2,640	86
*Liberty Media International Inc. Class A	2,002	86
*Telewest Global, Inc.	1,044	15
*Charter Communications, Inc.	3,604	8
*Insight Communications Co., Inc.	688	6
*TiVo Inc.	788	4

		538

Casinos & Gambling (2.9%)
International Game Technology	4,325	153
Harrah's Entertainment, Inc.	1,348	83
*Caesars Entertainment, Inc.	3,492	66
Mandalay Resort Group	785	55
*MGM Mirage, Inc.	832	49
Station Casinos, Inc.	649	37
GTECH Holdings Corp.	1,476	36
*Argosy Gaming Co.	436	20
*Scientific Games Corp.	796	19
*Aztar Corp.	548	18
Boyd Gaming Corp.	440	16
*Shuffle Master, Inc.	225	10
*WMS Industries, Inc.	344	10
Churchill Downs, Inc.	187	9
*Alliance Gaming Corp.	672	8
*Multimedia Games Inc.	409	5
*MTR Gaming Group Inc.	420	4
Ameristar Casinos, Inc.	78	3
*Pinnacle Entertainment, Inc.	151	3
Dover Downs Gaming & Entertainment, Inc.	220	2
*Isle of Capri Casinos, Inc.	94	2

		608

Chemicals
*Exide Technologies	48	1

Commercial Information Services (2.2%)
*The News Corp., Inc.	18,191	322
*News Corp., Inc., Class B	6,778	123
*Arbitron Inc.	302	11
*ProQuest Co.	228	6

		462

Communications & Media (4.8%)
*Time Warner, Inc.	55,692	986
*Gemstar-TV Guide International, Inc.	2,820	15
*Entravision Communications Corp.	660	5

		1,006

Computer Services Software & Systems
*Audible, Inc.	204	6

Construction
Brookfield Homes Corp.	123	4

Consumer Electronics (0.5%)
Harman International Industries, Inc.	819	101
*NetFlix.com, Inc.	425	5
*Alloy, Inc.	380	2

		108

Consumer Products (0.6%)
American Greetings Corp. Class A	908	24
Snap-On Inc.	676	21
*The Yankee Candle Co., Inc.	567	17
*Jarden Corp.	425	16
Tupperware Corp.	776	15
Blyth, Inc.	442	13
The Nautilus Group, Inc.	476	10
*RC2 Corp.	200	6
Oakley, Inc.	256	3
CSS Industries, Inc.	50	2
*The Boyds Collection, Ltd.	284	1

		128

Cosmetics (0.1%)
*Helen of Troy Ltd.	428	12

Electrical—Household Appliances (0.4%)
Whirlpool Corp.	901	58
Maytag Corp.	1,108	22
National Presto Industries, Inc.	30	1

		81

Entertainment (7.5%)
The Walt Disney Co.	25,998	699
Viacom Inc. Class B	18,890	655
*Fox Entertainment Group, Inc. Class A	2,417	71
*DreamWorks Animation SKG, Inc.	735	27
*Pixar, Inc.	290	26
*Gaylord Entertainment Co.	552	19
International Speedway Corp.	269	13
Speedway Motorsports, Inc.	292	11
Regal Entertainment Group Class A	508	11
Metro-Goldwyn-Mayer Inc.	816	10
*AMC Entertainment, Inc.	488	9
*Hollywood Entertainment Corp.	704	9
*Boca Resorts, Inc. Class A	352	8
Movie Gallery, Inc.	276	5

		1,573

Financial Information Services (0.2%)
Dow Jones & Co., Inc.	538	23
*Interactive Data Corp.	468	10

		33

Home Building (2.9%)
D. R. Horton, Inc.	2,727	96
Centex Corp.	1,524	80
Pulte Homes, Inc.	1,326	73
Lennar Corp. Class A	1,541	69
Ryland Group, Inc.	624	63
*NVR, Inc.	69	48
KB HOME	472	41
*Toll Brothers, Inc.	618	32
Standard Pacific Corp.	476	27
*Hovnanian Enterprises Inc. Class A	520	21
MDC Holdings, Inc.	217	16
Beazer Homes USA, Inc.	119	15
M/I Homes, Inc.	233	11
*Meritage Corp.	98	9
Levitt Corp. Class A	118	3
Technical Olympic USA, Inc.	117	3
*William Lyon Homes, Inc.	28	2

		609

Hotel/Motel (2.0%)
Marriott International, Inc. Class A	2,478	141
Starwood Hotels & Resorts Worldwide, Inc.	2,551	133
Hilton Hotels Corp.	4,664	96
*Wynn Resorts Ltd.	565	33
Orient-Express Hotel Ltd.	364	8
Choice Hotel International, Inc.	157	8
The Marcus Corp.	332	8

		427

Household Equipment & Products (0.6%)
Black & Decker Corp.	919	77
The Stanley Works	962	45

		122

Household Furnishings (1.3%)
Newell Rubbermaid, Inc.	3,497	81
Leggett & Platt, Inc.	2,324	69
*Mohawk Industries, Inc.	697	61
Furniture Brands International Inc.	595	14
Ethan Allen Interiors, Inc.	364	14
La-Z-Boy Inc.	732	11
*Tempur-Pedic International Inc.	559	11
*Select Comfort Corp.	431	8
Haverty Furniture Cos., Inc.	300	6
Libbey, Inc.	256	5
*Bombay Co.	504	3
*Kirkland's, Inc.	85	1

		284

Identification Control & Filter Devices (0.2%)
Garmin Ltd.	737	43

Jewelry, Watches & Gems (0.4%)
Tiffany & Co.	1,822	56
*Fossil, Inc.	704	19
Movado Group, Inc.	300	6

		81

Leisure Time (1.7%)
Carnival Corp.	5,234	277
*Penn National Gaming, Inc.	379	20
SCP Pool Corp.	596	19
Callaway Golf Co.	972	11
*K2 Inc.	580	10
*West Marine, Inc.	270	6
*Six Flags, Inc.	1,172	6
*Vail Resorts Inc.	220	5
Action Performance Cos., Inc.	308	3
*Steiner Leisure Ltd.	92	2
Sturm, Ruger & Co., Inc.	212	2
*Bally Total Fitness Holding Corp.	390	1
*Life Time Fitness, Inc.	49	1

		363

Manufactured Housing (0.1%)
*Champion Enterprises, Inc.	964	11
Skyline Corp.	46	2
*Palm Harbor Homes, Inc.	66	1

		14

Miscellaneous Business & Consumer Discretionary (0.2%)
E.W. Scripps Co. Class A	966	45

Multi-Sector Companies (1.6%)
Johnson Controls, Inc.	2,447	150
Fortune Brands, Inc.	1,801	141
Brunswick Corp.	1,100	54

		345

Office Furniture &Business Equipment
Kimball International, Inc. Class B	380	6

Paints & Coating (0.3%)
Sherwin-Williams Co.	1,524	68

Photography (0.6%)
Eastman Kodak Co.	3,657	120

Publishing—Miscellaneous (1.5%)
The McGraw-Hill Cos., Inc.	2,412	212
Meredith Corp.	501	26
John Wiley & Sons Class A	565	19
Reader's Digest Association, Inc.	1,240	18
*Scholastic Corp.	536	18
*Dex Media, Inc.	700	16
*PRIMEDIA Inc.	1,400	4
*Playboy Enterprises, Inc. Class B	360	4
*Martha Stewart Living Omnimedia, Inc.	124	3
Courier Corp.	42	2
Advanced Marketing Services	120	1

		323

Publishing—Newspapers (3.4%)
Gannett Co., Inc.	3,353	277
Tribune Co.	2,910	126
New York Times Co. Class A	1,742	71
Washington Post Co. Class B	72	68
Knight Ridder	947	64
Belo Corp. Class A	1,320	33
Lee Enterprises, Inc.	562	27
Media General, Inc. Class A	264	16
Hollinger International, Inc.	728	14
The McClatchy Co. Class A	159	11
*Journal Register Co.	576	11
Journal Communications, Inc.	263	5

		723

Radio & Television Broadcasters (3.8%)
Clear Channel Communications, Inc.	6,647	224
*DirecTV Group, Inc.	8,968	143
*Sirius Satellite Radio, Inc.	15,629	104
*Univision Communications Inc.	2,892	87
*XM Satellite Radio Holdings, Inc.	2,184	81
*Entercom Communications Corp.	625	23
*Westwood One, Inc.	941	21
*Cumulus Media Inc.	784	12
*Radio One, Inc. Class D	850	12
*Emmis Communications, Inc.	572	11
*Citadel Broadcasting Corp.	620	9
Gray Television, Inc.	504	8
*Cox Radio, Inc.	419	7
Hearst-Argyle Television Inc.	237	6
Liberty Corp.	124	5
*Salem Communications Corp.	208	5
*Radio One, Inc.	360	5
*Spanish Broadcasting System, Inc.	428	5
*Lin TV Corp.	249	4
Sinclair Broadcast Group, Inc.	508	4
*Saga Communications, Inc.	212	4
*Young Broadcasting Inc.	304	3
World Wrestling Entertainment, Inc.	232	3
*Regent Communications, Inc.	436	2
*Fisher Communications, Inc.	36	2
*Beasley Broadcast Group, Inc.	44	1
*Paxson Communications Corp.	39	0

		791

Real Estate (0.1%)
*WCI Communities, Inc.	471	12
*Avatar Holding, Inc.	40	2

		14

Real Estate Investment Trusts (0.1%)
*La Quinta Corp. REIT	2,104	17

Recreational Vehicles & Boats (1.5%)
Harley-Davidson, Inc.	3,735	216
Polaris Industries, Inc.	470	31
Thor Industries, Inc.	564	19
Winnebago Industries, Inc.	432	16
Monaco Coach Corp.	436	9
*Fleetwood Enterprises, Inc.	607	8
Arctic Cat, Inc.	264	7
Coachmen Industries, Inc.	280	5
Marine Products Corp.	38	1

		312

Rent & Lease Services—Consumer (0.2%)
*Rent-A-Center, Inc.	748	19
Aaron Rents, Inc. Class B	568	14
*Wesco International, Inc.	268	8

		41

Restaurants (6.7%)
McDonald's Corp.	15,834	487
*Starbucks Corp.	5,020	282
Yum! Brands, Inc.	3,658	166
Darden Restaurants Inc.	1,953	53
Wendy's International, Inc.	1,312	47
*Brinker International, Inc.	1,167	40
Outback Steakhouse	734	32
*The Cheesecake Factory	544	27
Ruby Tuesday, Inc.	952	26
Applebee's International, Inc.	1,016	26
CBRL Group, Inc.	564	23
*Jack in the Box Inc.	572	22
*Sonic Corp.	672	20
*Panera Bread Co.	468	19
*P.F. Chang's China Bistro, Inc.	317	18
*CEC Entertainment Inc.	407	16
*Red Robin Gourmet Burgers	246	13
*Rare Hospitality International Inc.	341	10
Lone Star Steakhouse & Saloon, Inc.	340	9
Bob Evans Farms, Inc.	358	9
*California Pizza Kitchen, Inc.	320	8
*Steak n Shake Co.	412	8
*Ryan's Restaurant Group, Inc.	488	7
*Krispy Kreme Doughnuts, Inc.	732	7
*CKE Restaurants Inc.	564	7
IHOP Corp.	165	7
Landry's Restaurants, Inc.	220	7
*O'Charley's Inc.	340	6
Triarc Cos., Inc. Class B	456	6
*Papa John's International, Inc.	80	3
Triarc Cos., Inc. Class A	128	2

		1,413

Retail (28.1%)
Home Depot, Inc.	27,737	1,158
Target Corp.	10,832	555
Lowe's Cos., Inc.	9,256	512
Staples, Inc.	6,368	203
Best Buy Co., Inc.	3,506	198
*Kohl's Corp.	3,924	181
The Gap, Inc.	8,122	177
*Amazon.com, Inc.	3,843	152
*Bed Bath & Beyond, Inc.	3,782	151
TJX Cos., Inc.	6,397	151
J.C. Penney Co., Inc. (Holding Co.)	3,679	142
Sears, Roebuck & Co.	2,513	131
Federated Department Stores, Inc.	2,112	116
Limited Brands, Inc.	4,187	102
May Department Stores Co.	3,494	98
*AutoZone Inc.	828	71
Dollar General Corp.	3,555	70
PETsMART, Inc.	1,972	68
*Office Depot, Inc.	3,982	65
Nordstrom, Inc.	1,453	64
RadioShack Corp.	1,944	61
Family Dollar Stores, Inc.	1,934	57
*Kmart Holding Corp.	529	54
Abercrombie & Fitch Co.	1,168	53
*Toys R Us, Inc.	2,697	52
Foot Locker, Inc.	1,965	51
Ross Stores, Inc.	1,893	51
*AutoNation, Inc.	2,444	45
Michaels Stores, Inc.	1,656	45
*Williams-Sonoma, Inc.	1,201	44
*Advance Auto Parts, Inc.	943	39
*Chico's FAS, Inc.	1,000	39
Circuit City Stores, Inc.	2,416	38
*Dollar Tree Stores, Inc.	1,332	37
*CarMax, Inc.	1,258	35
*O'Reilly Automotive, Inc.	724	32
*Urban Outfitters, Inc.	724	31
OfficeMax, Inc.	1,000	30
American Eagle Outfitters, Inc.	600	25
Claire's Stores, Inc.	1,168	24
*Barnes & Noble, Inc.	842	23
*PETCO Animal Supplies, Inc.	614	22
Borders Group, Inc.	915	21
Saks Inc.	1,484	21
*Pacific Sunwear of California, Inc.	926	21
Dillard's Inc.	816	21
Pier 1 Imports Inc.	1,066	19
The Neiman Marcus Group, Inc. Class A	280	18
*Zale Corp.	618	18
*AnnTaylor Stores Corp.	786	17
*Dick's Sporting Goods, Inc.	468	17
*Big Lots Inc.	1,452	17
*Men's Wearhouse, Inc.	513	16
*Overstock.com, Inc.	227	16
*Tractor Supply Co.	491	16
Blockbuster Inc. Class A	1,836	15
*Guitar Center, Inc.	319	15
*Charming Shoppes, Inc.	1,408	13
*Stage Stores, Inc.	320	13
*Aeropostale, Inc.	453	13
*Insight Enterprises, Inc.	636	13
*Linens 'n Things, Inc.	512	13
*GameStop Corp.	590	12
The Neiman Marcus Group, Inc. Class B	190	12
Sonic Automotive, Inc.	436	11
*Genesco, Inc.	352	10
*The Sports Authority, Inc.	355	10
*Too Inc.	396	10
*Hibbett Sporting Goods, Inc.	403	10
*Coldwater Creek Inc.	379	10
Cato Corp. Class A	360	10
*Jo-Ann Stores, Inc.	348	10
*Payless ShoeSource, Inc.	792	9
*Hot Topic, Inc.	548	9
Brown Shoe Co., Inc.	308	9
*The Children's Place Retail Stores, Inc.	275	9
Christopher & Banks Corp.	432	9
*Tuesday Morning Corp.	248	8
*CSK Auto Corp.	536	8
Burlington Coat Factory Warehouse Corp.	316	7
*99 Cents Only Stores	469	7
Lithia Motors, Inc.	268	7
Blair Corp.	192	7
Talbots Inc.	234	7
The Buckle, Inc.	211	7
*Cabela's Inc.	300	6
*Stein Mart, Inc.	384	6
Fred's, Inc.	352	6
*ShopKo Stores, Inc.	336	6
*Cost Plus, Inc.	185	6
*J. Jill Group, Inc.	328	6
Russ Berrie and Co., Inc.	240	5
United Auto Group, Inc.	172	5
*Priceline.com, Inc.	201	5
Handleman Co.	226	5
*Group 1 Automotive, Inc.	160	5
Big 5 Sporting Goods Corp.	164	4
*ValueVision Media, Inc.	382	4
*The Gymboree Corp.	344	4
*The Dress Barn, Inc.	236	4
Deb Shops, Inc.	160	4
*Asbury Automotive Group, Inc.	270	4
*1-800-FLOWERS.COM, Inc.	428	4
*Electronics Boutique Holdings Corp.	84	3
Hancock Fabrics, Inc.	316	3
*A.C. Moore Arts & Crafts, Inc.	88	3
Stamps.com Inc.	158	2
*MarineMax, Inc.	82	2
*GSI Commerce, Inc.	158	2
*Blue Nile Inc.	79	2
*Drugstore.com, Inc.	600	2
bebe stores, inc	50	2
*Charlotte Russe Holding Inc.	144	2
*Sharper Image Corp.	80	2
Blockbuster Inc. Class B	139	1
*The Pantry, Inc.	32	1
*1-800 CONTACTS, Inc.	38	1
*Conn's, Inc.	31	1
*Party City Corp.	34	0
*The Wet Seal, Inc. Class A	108	0
*Restoration Hardware, Inc.	30	0

		5,912

Services—Commercial (4.5%)
*eBay Inc.	6,228	700
*IAC/InterActiveCorp	5,976	147
*Getty Images, Inc.	648	38
*Weight Watchers International, Inc.	636	25
Regis Corp.	444	20
The Pep Boys (Manny, Moe & Jack)	754	12
UniFirst Corp.	204	6
*4Kids Entertainment Inc.	252	5
*Harris Interactive Inc.	720	5
*Navigant International, Inc.	100	1

		959

Shoes (1.4%)
NIKE, Inc. Class B	2,344	198
Reebok International Ltd.	718	28
*Timberland Co.	378	24
Wolverine World Wide, Inc.	464	14
Finish Line, Inc.	656	12
K-Swiss, Inc.	436	12
The Stride Rite Corp.	456	5
*Steven Madden, Ltd.	252	5
*Skechers U.S.A., Inc.	316	4
Kenneth Cole Productions, Inc.	62	2
*Shoe Carnival, Inc.	13	0

		304

Textile Products (0.1%)
*Interface, Inc.	608	6
*DHB Industries, Inc.	300	5

		11

Textile—Apparel Manufacturing (2.0%)
*Coach, Inc.	2,333	116
VF Corp.	1,033	56
Jones Apparel Group, Inc.	1,564	56
Liz Claiborne, Inc.	1,330	55
Polo Ralph Lauren Corp.	765	30
*Quiksilver, Inc.	840	25
Kellwood Co.	450	16
*Tommy Hilfiger Corp.	1,248	12
Phillips-Van Heusen Corp.	398	11
*Columbia Sportswear Co.	185	10
*The Warnaco Group, Inc.	520	10
Russell Corp.	376	7
*Carter's, Inc.	144	5
Oxford Industries, Inc.	90	4
*Guess ?, Inc.	202	3
Oshkosh B' Gosh, Inc. Class A	56	1

		417

Tires & Rubber (0.3%)
*The Goodyear Tire & Rubber Co.	2,128	27
Cooper Tire & Rubber Co.	952	19
Bandag, Inc. Class A	167	8
Bandag, Inc.	42	2

		56

Toys (0.8%)
Mattel, Inc.	5,435	103
Hasbro, Inc.	2,158	41
*Marvel Enterprises Inc.	1,119	21
*JAKKS Pacific, Inc.	384	7
*Leapfrog Enterprises, Inc.	204	3

		175

Utilities—Cable Television & Radio (4.7%)
*Comcast Corp. Class A	16,331	491
*Comcast Corp. Special Class A	10,901	323
*Cox Communications, Inc. Class A	2,620	91
*Cablevision Systems NY Group Class A	2,778	59
*UnitedGlobalCom Inc. Class A	4,792	40
*Mediacom Communications Corp.	836	4

		1,008

Utilities—Telecommunications (0.3%)
*NTL Inc.	913	64

Wholesalers
*LKQ Corp.	103	2

TOTAL COMMON STOCKS
(Cost $19,696)		21,008

TEMPORARY CASH INVESTMENT (0.6%)

Vanguard Market Liquidity Fund, 2.01%**	120,000	120

TOTAL TEMPORARY CASH INVESTMENT
(Cost $120)		120

TOTAL INVESTMENTS
(Cost $19,816)		21,128

OTHER ASSETS AND LIABILITIES-NET (-0.3%)		(65)

NET ASSETS (100%)		$21,063

*Non-income-producing security
**Money market fund only available to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is 7-day yield

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $19,816,000. Net unrealized appreciation of investment securities for tax purposes was $1,312,000, consisting of unrealized gains of $1,859,000 on securities that had risen in value since their purchase and $547,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.